Notes Payable (Details)		9 Months Ended	12 Months Ended
	Sep. 29, 2023 USD ($)	Sep. 29, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)	Apr. 19, 2024 USD ($)	Oct. 03, 2023 shares	Sep. 30, 2023 USD ($)
Notes Payable [Line Items]
Average discount rate, percentage			8.20%	8.20%
Interest expense			$ 700,000
Unamortized debt discount			400,000
Note payable originally due	$ 4,000,000	$ 4,000,000
Note payable originally due	Sep. 30, 2023
Cash payment to the seller	$ 1,000,000
Loss on extinguishment of note payable		$ 490,000	$ (490,000)
Principal payments due			2024 years	2024 years
Loan payable			$ 118,857
Proteomedix Acquisition [Member]
Notes Payable [Line Items]
Proteomedix acquisition (in Francs) | SFr				SFr 100,000
Series A Preferred Stock [Member]
Notes Payable [Line Items]
Issuance shares (in Shares) | shares								3,000
Conversion of debt			$ 3,000,000
Series A Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
Notes Payable [Line Items]
Aggregate equity value measurement input			100
Series A Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Notes Payable [Line Items]
Aggregate equity value measurement input			4.6
Series A Preferred Stock [Member] | Measurement Input, Expected Term [Member]
Notes Payable [Line Items]
Aggregate equity value measurement input			5
Asset Purchase Agreement [Member]
Notes Payable [Line Items]
Principal payment									$ 4,000,000
Maturity date			Apr. 19, 2024	Apr. 19, 2024
Accrue interest rate			10.00%
Note Payable [Member]
Notes Payable [Line Items]
Maturity date			Sep. 30, 2024	Sep. 30, 2024
ENTADFI [Member]
Notes Payable [Line Items]
Principal payment			$ 10,000,000
Accrue interest rate			8.20%
Principal amounts			$ 1,100,000
Forecast [Member] | Asset Purchase Agreement [Member]
Notes Payable [Line Items]
Principal payment						$ 5,000,000	$ 5,000,000